FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2023
FINANCIAL INCOME (EXPENSES), NET
FINANCIAL INCOME (EXPENSES), NET

NOTE 13:-FINANCIAL INCOME (EXPENSES), NET

	Year Ended December 31,
	2023	2022	2021
Financial expenses:
Interest	$(1,565)	$(325)	$(621)
Loss related to non-hedging derivative instruments	—	(6)	(12)
Amortization of marketable securities premiums and accretion of discounts, net	(1,348)	(1,513)	(1,387)
Exchange rate differences	(205)	—	(293)
Other	(327)	(358)	(252)

	(3,445)	(2,202)	(2,565)
Financial income:
Gain related to non-hedging derivative instruments	24	—	—
Exchange rate differences	—	1,325	—
Gain from financial investments	333	937	—
Interest income	3,036	2,804	2,656
Other	—	—	32

	3,393	5,066	2,688

Financial income (expenses), net	$(52)	$2,864	$123